Filed pursuant to Rule 497(e)
File Nos. 033-88316 and 811-08932

ARTISAN PARTNERS FUNDS, INC.

Artisan Developing World Fund

Artisan Global Discovery Fund

Artisan Global Equity Fund

Artisan Global Opportunities Fund

Artisan Global Value Fund

Artisan High Income Fund

Artisan International Fund

Artisan International Small-Mid Fund

Artisan International Value Fund

Artisan Mid Cap Fund

Artisan Mid Cap Value Fund

Artisan Select Equity Fund

Artisan Small Cap Fund

Artisan Sustainable Emerging Markets Fund

Artisan Thematic Fund

Artisan Value Fund

(each, a “Fund” and, collectively, the “Funds”)

SUPPLEMENT DATED 3 APRIL 2020 TO THE

FUNDS’ PROSPECTUS

CURRENT AS OF THE DATE HEREOF

Effective 3 April 2020, the following paragraph is added to the section of the Prospectus entitled “Risks You Should Consider”:

Coronavirus Outbreak Risks (all Funds)—The recent global outbreak of the 2019 novel coronavirus (“COVID-19”), together with resulting voluntary and US federal and state and non-US governmental actions, including, without limitation, mandatory business closures, public gathering limitations, restrictions on travel and quarantines, has meaningfully disrupted the global economy and markets. Although the long-term economic fallout of COVID-19 is difficult to predict, it has had and is expected to continue to have ongoing material adverse effects across many, if not all, aspects of the regional, national and global economy. In particular, the COVID-19 outbreak has adversely affected each Fund’s investments and may continue to do so. Furthermore, Artisan Partners’ ability to operate effectively, including the ability of its personnel or its service providers and other contractors to function, communicate and travel to the extent necessary to carry out the Funds’ investment strategies and objectives and Artisan Partners’ business and to satisfy its obligations to the Funds, their investors, and pursuant to applicable law, may be impaired. To the extent the spread of COVID-19 affects Artisan Partners’ personnel and/or the personnel of its service providers, it could significantly affect Artisan Partners’ ability to oversee the affairs of the Funds (particularly to the extent such impacted personnel include key investment professionals or other members of senior management).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)
File Nos. 033-88316 and 811-08932

ARTISAN PARTNERS FUNDS, INC.

Artisan Mid Cap Fund (the “Fund”)

SUPPLEMENT DATED 3 APRIL 2020

TO THE FUND’S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

CURRENT AS OF THE DATE HEREOF

Effective 3 April 2020, the following sentence replaces the last sentence in the first full paragraph on page 43 under the heading “Artisan Mid Cap Fund—Principal Investment Strategies” and in the fourth paragraph under the heading “Additional Information about the Funds’ Investment Strategies—Artisan Mid Cap Fund” on page 76 of the Fund’s Prospectus:

Under normal circumstances, the Fund generally maintains a weighted average market capitalization of not more than 1.5 times the weighted average market capitalization of the companies included in the Russell Midcap® Index or Russell Midcap® Growth Index, whichever is greater.

Effective 3 April 2020, the following paragraph replaces the “Weighted Average Market Capitalization for Artisan Mid Cap Fund” paragraph under the heading “Investment Techniques and Risk” on page 21 of the Fund’s Statement of Additional Information in its entirety:

Weighted Average Market Capitalization for Artisan Mid Cap Fund

Under normal circumstances, Artisan Mid Cap Fund generally maintains a weighted average market capitalization of not more than 1.5 times the weighted average market capitalization of the companies included in the Russell Midcap® Index or Russell Midcap® Growth Index, whichever is greater. As a result of the annual reconstitution of the indices, however, the Fund’s weighted average market capitalization may be greater than 1.5 times the weighted average market capitalization of the companies included in the applicable index for a period of up to three months after such reconstitution.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE